Document And Entity Information	Jul. 02, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 02, 2024
Entity Registrant Name	Arcadia Biosciences, Inc.
Entity Central Index Key	0001469443
Entity Emerging Growth Company	false
Entity File Number	001-37383
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-0571538
Entity Address, Address Line One	5950 Sherry Lane
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	974-8921
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	RKDA
Security Exchange Name	NASDAQ
Amendment Description	On July 8, 2024, Arcadia Biosciences, Inc. (the “Company”) filed a Current Report on Form 8-K (“Original Form 8-K”) to report, among other things, the appointment of Thomas J. Schaefer as the Company’s chief executive officer and Mark Kawakami as the Company’s chief financial officer, effective July 5, 2024 (“Effective Date”). The Company is filing this Form 8-K/A to amend the Original Form 8-K to disclose new compensation information for Mr. Schaefer and Mr. Kawakami in connection with their appointments.